Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property and Equipment
Summary of property and equipment

	September 30,
	2021	December 31, 2020
Laboratory equipment	$7,914	$7,504
Leasehold improvements	4,674	4,662
Computer equipment	282	181
Furniture and fixtures	211	168
Construction in progress	6,138	111
Total cost	19,219	12,626
Accumulated depreciation	(5,814)	(4,145)
Net property and equipment	$13,405	$8,481

	2020	2019
Laboratory equipment	$7,503,736	$5,495,603
Leasehold improvements	4,661,643	4,503,133
Computer equipment	180,736	159,106
Furniture and fixtures	167,770	147,196
Construction in progress	111,341	1,235,854
Total cost	12,625,226	11,540,892
Accumulated depreciation	4,144,569	2,078,823
Net property and equipment	$8,480,657	$9,462,069